Segment and Geographic Information Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment and Geographic Information (Textuals) [Abstract]
Sales primarily from businesses segment	$ 20,217	$ 18,097	$ 17,665
Segment Reporting Information [Line Items]
Reclassification of prior service cost into SD&A expense upon plan curtailment	0	(3,117)	0
Pension Benefits [Member]
Segment Reporting Information [Line Items]
Reclassification of prior service cost into SD&A expense upon plan curtailment	$ 0	$ 3,117	$ 0